Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2024	556,548,576	2,467,030,281	609,295,060	66,987,800	250,556,428	112,489,396	4,062,907,541
Additions	4,629,034	83,355,101	—	—	123,630,856	22,872,250	234,487,241
Transfers	213,512	1,865,631	—	—	(2,096,475)	17,332	—
Disposals	—	(44,008)	—	—	(1,602,538)	(468,260)	(2,114,806)
12-31-2024	561,391,122	2,552,207,005	609,295,060	66,987,800	370,488,271	134,910,718	4,295,279,976

Additions	693,388	162,740,865	—	—	161,030,797	11,251,937	335,716,987
Transfers	6,769,787	520,825,185	—	—	(506,217,948)	(22,147,502)	(770,478)
Disposals	—	(54,731,851)	—	—	(2,877,053)	(323,024)	(57,931,928)
12-31-2025	568,854,297	3,181,041,204	609,295,060	66,987,800	22,424,067	123,692,129	4,572,294,557

	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Depreciation and impairment

01-01-2024	72,755,470	1,446,149,026	131,896,119	21,446,447	125,301,182	91,277,444	1,888,825,688
Depreciation for the year	19,278,726	91,834,783	30,683,404	—	—	4,345,549	146,142,462
Disposals and Impairment	6,906,541	60,657,750	30,720,527	16,535,428	16,422,142	781,301	132,023,689
12-31-2024	98,940,737	1,598,641,559	193,300,050	37,981,875	141,723,324	96,404,294	2,166,991,839

Depreciation for the year	13,806,315	115,153,697	28,679,766	—	—	3,068,493	160,708,271
Transfers	—	141,723,324	—	—	(141.723.324)	—	—
Disposals and (Impairment reversal) / Impairment, net	(368,092)	(94,704,284)	(3,383,324)	(2,037,282)	—	(566,740)	(101,059,722)
12-31-2025	112,378,960	1,760,814,296	218,596,492	35,944,593	—	98,906,047	2,226,640,388

Net book value:
12-31-2025	456,475,337	1,420,226,908	390,698,568	31,043,207	22,424,067	24,786,082	2,345,654,169
12-31-2024	462,450,385	953,565,446	415,995,010	29,005,925	228,764,947	38,506,424	2,128,288,137